Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 392,859
2026	392,859
2027	255,318
Total lease payments	1,041,036
Less: imputed interest	49,240
Total	991,796
Less: current portion	363,297	$ 430,554
Non-current portion	$ 628,499	$ 1,208,679